Subsequent Events (Details)						12 Months Ended
	Jul. 22, 2020 USD ($)	Jul. 14, 2020 shares	Jan. 14, 2020 shares	Oct. 11, 2019 USD ($)	Jul. 19, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Consideration transferred							$ 63,745,000
Cash purchase price						$ 100,857,000	51,394,000	$ 45,129,000
Purchase of investment in convertible notes				$ 25,000,000.0	$ 5,000,000.0	$ 30,000,000	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Exercise conversion rate of warrants (share per share)		0.250
Class A-1 Common Stock | Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares) | shares		3,784,416
Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period | Class A-2 Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares) | shares			1,666,666
Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period | Class A-2 Common Stock | Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares) | shares			1,666,666
Tom's Amusement | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred	$ 3,600,000
Cash purchase price	2,100,000
Contingent consideration	$ 1,500,000
Contingent consideration, first installment term	18 months
Contingent consideration, second installment term	24 months
Contingent consideration, installment amount	$ 750,000